FEDERATED AMERICAN LEADERS FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares
--------------------------------------------------------------------------------
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2005

Under the heading "Investment Limitations" please add the following non-fundamental investment policy:

Investing in Securities of Other Investment Companies

The Fund is prohibited from investing in other registered investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.


                                                               December 19, 2005




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WORLD-CLASS INVESTMENT MANAGER
American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

34090 (12/05)
Federated is a registered mark
of Federated Investors, Inc.
2005 (C)Federated Investors, Inc.


Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
Cusip 313914509